Document and Entity Information	12 Months Ended
Dec. 31, 2016
Document and Entity Information [Abstract]
Entity Registrant Name	Lightwave Logic, Inc.
Entity Central Index Key	0001325964
Document Type	POS AM
Document Period End Date	Dec. 31, 2016
Amendment Flag	true
Entity Filer Category	Smaller Reporting Company
Amendment Description

Lightwave Logic, Inc. (the “Company” or the “Registrant”) previously filed a Registration Statement on Form S-1 (File No. 333- 209531) with the U.S. Securities and Exchange Commission (the “SEC”) on February 16, 2016 which was declared effective by the SEC on April 7, 2016 (the “Existing Registration Statement”).

The Existing Registration Statement registered for resale by selling securityholders of the Registrant named herein of up to 12,955,136 shares of our common stock, par value $0.001 per share, including (i) up to 3,977,568 shares of our common stock previously issued to such selling securityholders in a private placement, (ii) up to 3,977,568 shares of our common stock issuable upon exercise of outstanding warrants that were issued to the selling securityholders in connection with a private placement, which may be adjusted from time to time in accordance with the terms of the warrants, and (iii) up to 5,000,000 shares of our common stock that we may sell and issue to Lincoln Park Capital Fund, LLC (“Lincoln Park or “LPC”), pursuant to a Purchase Agreement, dated as of January 29, 2016, by and between LPC and the Registrant.

As of the date of this prospectus, we have issued 4,435,325 shares to LPC of the 5,000,000 shares registered under the Existing Registration Statement pursuant to the LPC purchase agreement (which includes the 350,000 commitment shares previously issued to LPC prior to the effectiveness of the Existing Registration Statement and 85,325 additional commitment shares subsequently issued), of which we have sold 4,000,000 with proceeds to us of $2,625,350, and LPC has resold 3,791,157 of such shares under the Existing Registration Statement, and the other selling securityholders have sold 15,866 shares under the Existing Registration Statement, for which we have not received any proceeds, with 3,961,702 shares remaining to be resold hereunder by such other selling stockholders. We may receive up to $3,182,054 from the exercise by selling securityholders of 3,977,568 warrants (i.e., 3,977,568 warrants exercisable at $0.80 per share) and proceeds from the sale to Lincoln Park of 564,675 remaining shares registered hereunder under the Purchase Agreement which are not commitment shares.

This Registration Statement constitutes Post-Effective Amendment No. 1 to the Existing Statement and is being filed to update, among other things, the Company’s audited financial statements for the fiscal years ended December 31, 2016 and 2015, pursuant to Section 10(a)(3) of the Securities Act of 1933 and to reflect all sales of the Company’s securities that have been made by the selling securityholders under the Existing Registration Statement as of the date hereof.